Employee benefit plans	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Employee benefit plans
17. Employee benefit plans

	December 31, 2020	December 31, 2019
Employee benefit plan expense:
Employee Benefit Plan	$3,036	$2,778
Supplemental Pension Plan	(187)	(61)
	$2,849	$2,717

Actuarial losses recognized in the statement of other comprehensive income (loss) in the period, before tax	$(3,440)	$(6,361)

Cumulative actuarial losses recognized in the statement of other comprehensive income (loss), before tax	$(29,639)	$(26,199)
17. Employee benefit plans (continued)
Defined Benefit Plans
The Company operated a registered pension plan (“the Pension Plan”) and operates a Supplemental Pension Plan (“the SERP”), which are defined benefit pension plans in Canada. The SERP is a Retirement Compensation Arrangement (“RCA”), which is a trust account. As it is a trust account, the assets in the account are protected from the Company’s creditors. The RCA requires the Company to remit 50% of any contributions and any realized investment gains to the Receiver General of Canada as refundable tax.
These plans, which were only available to certain qualifying employees, provide benefits based on an employee’s years of service and final average earnings at retirement. Annual contributions related to these plans are actuarially determined and are made at or in excess of minimum requirements prescribed by legislation.
Eldorado’s plans have actuarial valuations performed for funding purposes. The last actuarial valuations for funding purposes performed for the Pension Plan and the SERP are as of January 1, 2017. The measurement date for the SERP to determine the pension obligation and assets for accounting purposes was December 31, 2020.
The SERP is designed to provide supplementary pension benefits to qualifying employees affected by the maximum pension limits under the Income Tax Act pursuant to the registered Pension Plan. Further, the Company is not required to pre-fund any benefit obligation under the SERP.
No contributions were made to the Pension Plan and the SERP during 2020 (2019 – nil). Cash payments and transfers totaling $18,224 were made directly to beneficiaries during the year (2019 – $26,771) from Pension Plan and SERP assets. For the year 2021, no contributions are expected to be made to the SERP.
On December 13, 2019, the Company resolved to wind-up the Pension Plan and the SERP. During September 2020, the Pension Plan was settled through the purchase of an annuity on behalf of the members. Accordingly, the plan assets and liabilities were re-measured on September 30, 2020, and a gain on settlement of $5 has been recognized in other income.
The SERP’s defined benefit obligation has been measured as at December 31, 2020 based on the face value of the actual residual lump sum payments expected to be paid to members. The plan settlement has been measured based on market conditions as at December 31, 2020.
Subsidiaries Employee Benefit Plans
According to the Greek and Turkish labour laws, employees are entitled to compensation in case of dismissal or retirement, the amount of which varies depending on salary, years of service and the manner of termination (dismissal or retirement). Employees who resign or are dismissed with cause are not entitled to compensation. The Company considers this a defined benefit obligation. Amounts relating to these employee benefit plans have been included in the tables in this note under “Employee Benefit Plan” when applicable.
Defined Contribution Plans
The Company operates a defined contribution plan which is only available to certain qualifying employees. The amount of defined contribution pension plan expense for the year ended December 31, 2020 is $339 (2019 –$404). The amount of contributions to the defined contribution plan for the year ended December 31, 2020 is $344 (2019 – $718).
17. Employee benefit plans (continued)
The amounts recognized in the consolidated statement of financial position for all pension plans are determined as follows:

	December 31, 2020			December 31, 2019
	Employee benefit plans	SERP	Total	Employee benefit plans	SERP	Total

Present value of obligations	$(21,974)	$(2,721)	$(24,695)	$(20,182)	$(18,366)	$(38,548)
Fair value of plan assets	—	8,470	8,470	1,958	24,610	26,568
Asset (liability) on statement of financial position	$(21,974)	$5,749	$(16,225)	$(18,224)	$6,244	$(11,980)

The movement in the present value of the employee benefit obligations over the years is as follows:

	2020			2019
	Employee benefit plans	SERP	Total	Employee benefit plans	SERP	Total

Balance at January 1,	$(20,182)	$(18,366)	$(38,548)	$(16,239)	$(37,075)	$(53,314)
Current service cost	(2,446)	—	(2,446)	(2,181)	(172)	(2,353)
Past service cost	—	—	—	—	(97)	(97)
Interest cost	(639)	(547)	(1,186)	(669)	(1,447)	(2,116)
Actuarial gain (loss)	(2,664)	548	(2,116)	(3,097)	(4,781)	(7,878)
Assets distributed on settlement	3,146	14,945	18,091	—	24,430	24,430
Benefit payments	1,172	180	1,352	1,576	2,189	3,765
Exchange gain (loss)	(361)	519	158	428	(1,413)	(985)
Balance at December 31,	$(21,974)	$(2,721)	$(24,695)	$(20,182)	$(18,366)	$(38,548)

The movement in the fair value of plan assets over the years is as follows:

	2020			2019
	Employee benefit plans	SERP	Total	Employee benefit plans	SERP	Total

At January 1,	$1,958	$24,610	$26,568	$1,864	$46,195	$48,059
Interest income on plan assets	42	736	778	72	1,809	1,881
Actuarial gain (loss)	59	(1,383)	(1,324)	82	1,435	1,517
Contributions by employer	1,281	—	1,281	—	—	—
Assets distributed on settlement	(3,141)	(14,945)	(18,086)	—	(24,430)	(24,430)
Benefit payments	(138)	(180)	(318)	(152)	(2,189)	(2,341)
Exchange gain (loss)	(61)	(368)	(429)	92	1,790	1,882
At December 31,	$—	$8,470	$8,470	$1,958	$24,610	$26,568
17. Employee benefit plans (continued)
The amounts recognized in the consolidated statements of operations are as follows:

	2020			2019
	Employee benefit plans	SERP	Total	Employee benefit plans	SERP	Total

Current service cost	$2,446	$—	$2,446	$2,181	$172	$2,353
Interest cost	639	547	1,186	669	1,447	2,116
Past service cost	—	—	—	—	97	97
Loss on settlement	(5)	—	(5)	—	32	32
Expected return on plan assets	(44)	(734)	(778)	(72)	(1,809)	(1,881)
Employee benefit plans expense (recovery)	$3,036	$(187)	$2,849	$2,778	$(61)	$2,717

The actual return on plan assets was a loss of $546 (2019 – gain of $3,439).
The principal actuarial assumptions used were as follows:

	2020				2019
	Employee benefit plans			SERP	Employee benefit plans			SERP
	Greece	Turkey	Canada	Canada	Greece	Turkey	Canada	Canada
	%	%	%	%	%	%	%	%

Expected return on plan assets	—	—	3.1	3.1	—	—	3.9	3.9
Discount rate - beginning of year	0.9	13.0	3.1	3.1	1.7	15.0	3.9	3.9
Discount rate - end of year	0.4	12.8	—	3.1	0.9	13.0	3.1	3.1
Rate of salary escalation	1.7	8.5	—	—	2.7	8.2	2.0	2.0
Average remaining service period of active employees expected to receive benefits	—	—	—	—	—	—	0.6 years	0.6 years

Plan Assets
The assets of the employee benefit plan are nil following the purchase of an annuity on behalf of the members of the Pension Plan. The assets held in the SERP account are held in cash with a major custodian and are invested only in conformity with the investment requirements of applicable pension laws.
17. Employee benefit plans (continued)
The following table summarizes the defined benefit plans’ weighted average asset allocation percentages by asset category:

	December 31, 2020		December 31, 2019
	Employee benefit plans (2)	SERP	Employee benefit plans	SERP
Investment funds
Money market	—	80%	2%	7%
Canadian fixed income	—	—%	98%	—%
Canadian equities	—	—%	—	—%
US equities	—	—%	—	—%
International equities	—	—%	—	—%
Other (1)	—	20%	—	93%
	—	100%	100%	100%
(1)Assets held by the Canada Revenue Agency in the refundable tax account
(2)The Pension Plan was settled in September 2020

The sensitivity of the overall pension obligation to changes in the weighted principal assumptions is:

	Change in assumption	Impact on overall obligation
Discount rate	Increase by 0.5%	Decrease by $1,583
	Decrease by 0.5%	Increase by $1,544
Salary escalation rate	Increase by 0.5%	Increase by $1,497
	Decrease by 0.5%	Decrease by $1,558